Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment

Note 6. Property and Equipment

The following table summarizes property and equipment by categories for the periods presented:

	December 31,
	2011	2012
Computer equipment	$15,053	$23,015
Office furniture and equipment	3,458	4,261
Vehicles	3,073	3,428
Leasehold improvements	3,040	3,344

Total property and equipment	24,624	34,048
Less: accumulated depreciation	(12,188)	(19,454)

Total property and equipment, net	$12,436	$14,594

Depreciation expense was $3,152, $5,348 and $7,619 in financial years 2010, 2011, and 2012, respectively.

During the financial year 2012, the Company recorded an impairment loss on office furniture and equipment, leasehold improvements and computer equipment, in total amount of $1,285 as a result of the Company’s intention to wind down its subsidiaries in Germany, China and Hong Kong as a consequence of a restructuring (Note 18).

As of December 31, 2011 and 2012, property and equipment with a carrying value of $7,162 and $1,777, respectively have been pledged as collateral to secure the long term debt (Note 12).